                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)


PAR
AMOUNT
(000)           DESCRIPTION                                                                 COUPON        MATURITY        VALUE
                DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS    53.8%
                ADVERTISING    0.2%
        $ 670   Interpublic Group Cos., Inc., 144A - Private Placement (a)                  4.500%        03/15/23    $    799,812
                                                                                                                      -------------

                AEROSPACE & DEFENSE    1.3%
        4,350   L-3 Communications Holdings, Inc.                                           4.000         09/15/11       5,453,812
                                                                                                                      -------------

                APPAREL RETAIL    0.9%
        1,920   Charming Shoppes, Inc.                                                      4.750         06/01/12       2,020,800
        1,800   Men's Wearhouse, Inc., 144A - Private Placement (a)                         3.125         10/15/23       1,811,250
                                                                                                                      -------------
                                                                                                                         3,832,050
                                                                                                                      -------------

                APPLICATION SOFTWARE    0.4%
        1,000   Computer Associates International, Inc., 144A - Private Placement (a)       1.625         12/15/09       1,463,750
                                                                                                                      -------------

                AUTO PARTS & EQUIPMENT    0.8%
          900   Goodyear Tire & Rubber Co., 144A - Private Placement (a)                    4.000         06/15/34       1,056,375
        3,000   Tower Automotive, Inc.,144A - Private Placement (a)                         5.750         05/15/24       2,137,500
                                                                                                                      -------------
                                                                                                                         3,193,875
                                                                                                                      -------------

                BIOTECHNOLOGY    4.9%
        7,500   Amgen, Inc., LYON                                                               *         03/01/32       5,512,500
        3,000   deCODE genetics, Inc., 144A - Private Placement (a)                         3.500         04/15/11       2,703,750
          680   Icos Corp.                                                                  2.000         07/01/23         568,650
        2,000   Icos Corp., 144A - Private Placement (a)                                    2.000         07/01/23       1,672,500
        1,800   ImClone Systems, Inc., 144A - Private Placement (a)                         1.375         05/15/24       1,743,750
        3,000   Invitrogen Corp., 144A - Private Placement (a)                              1.500         02/15/24       2,666,250
        1,200   Medarex, Inc., 144A - Private Placement (a)                                 2.250         05/15/11       1,051,500
        2,400   MedImmune, Inc.                                                             1.000         07/15/23       2,292,000
        2,450   MGI Pharma, Inc., 144A - Private Placement (a)                              1.682         03/02/24       2,009,000
                                                                                                                      -------------
                                                                                                                        20,219,900
                                                                                                                      -------------

                BROADCASTING    0.6%
        3,000   Citadel Broadcasting Co., 144A - Private Placement (a)                      1.875         02/15/11       2,516,250
                                                                                                                      -------------


                BROADCASTING & CABLE TV    2.2%
           50   Comcast Corp. (Variable Rate Coupon)                                        2.000         10/15/29       2,145,000
        2,000   Liberty Media Corp.                                                         3.250         03/15/31       1,822,500
        2,000   Liberty Media Corp., 144A - Private Placement (a)                           0.750         03/30/23       2,157,500
        1,250   Sirius Satellite Radio, Inc.                                                3.500         06/01/08       3,064,062
                                                                                                                      -------------
                                                                                                                         9,189,062
                                                                                                                      -------------

                CASINOS & GAMING    0.8%
        4,200   International Game Technology                                                   *         01/29/33       3,339,000
                                                                                                                      -------------

                COMMUNICATIONS EQUIPMENT    1.4%
        1,200   CommScope, Inc., 144A - Private Placement (a)                               1.000         03/15/24       1,407,000
        2,250   Juniper Networks, Inc., 144A - Private Placement (a)                            *         06/15/08       3,082,500
        1,000   Lucent Technologies, Inc., Ser B                                            2.750         06/15/25       1,301,250
                                                                                                                      -------------
                                                                                                                         5,790,750
                                                                                                                      -------------

                COMPUTER STORAGE & PERIPHERALS    0.5%
        2,000   Electronics for Imaging, Inc., 144A - Private Placement (a)                 1.500         06/01/23       1,917,500
                                                                                                                      -------------

                CONSTRUCTION & ENGINEERING    0.8%
        3,000   Fluor Corp.                                                                 1.500         02/15/24       3,146,250
                                                                                                                      -------------

                CONSUMER ELECTRONICS    0.8%
        3,000   Best Buy, Inc.                                                              2.250         01/15/22       3,206,250
                                                                                                                      -------------

                CONSUMER FINANCE    3.1%
        4,800   American Express Co., 144A - Private Placement (a)                          1.850         12/01/33       5,088,000
        6,000   Providian Financial Corp.                                                   4.000         05/15/08       7,965,000
                                                                                                                      -------------
                                                                                                                        13,053,000
                                                                                                                      -------------

                DATA PROCESSING & OUTSOURCING SERVICES    0.7%
        3,000   CSG Systems International, Inc., 144A - Private Placement (a)               2.500         06/15/24       2,842,500
                                                                                                                      -------------

                DIVERSIFIED COMMERCIAL SERVICES    1.1%
        4,500   Cendant Corp.                                                               3.875         11/27/11       4,550,625
                                                                                                                      -------------

                DIVERSIFIED METALS & MINING    0.4%
        1,500   Massey Energy Co., 144A - Private Placement (a)                             2.250         04/01/24       1,719,375
                                                                                                                      -------------

                ELECTRIC    1.5%
        3,000   Calpine Corp., 144A - Private Placement (a)                                 4.750         11/15/23       2,043,750
        3,300   Reliant Resources, Inc., 144A - Private Placement (a)                       5.000         08/15/10       4,261,125
                                                                                                                      -------------
                                                                                                                         6,304,875
                                                                                                                      -------------

                ELECTRONIC EQUIPMENT MANUFACTURERS    1.7%


          436   Agilent Technologies, Inc., 144A-Private Placement
                (Variable Rate Coupon) (a)                                                  3.000         12/01/21         439,270
        2,000   Cymer, Inc., 144A - Private Placement (a)                                   3.500         02/15/09       1,987,500
        3,600   Eastman Kodak Co., 144A - Private Placement (a)                             3.375         10/15/33       4,554,000
                                                                                                                      -------------
                                                                                                                         6,980,770
                                                                                                                      -------------

                ELECTRONIC MANUFACTURING SERVICES    0.4%
        2,100   Solectron Corp., 144A - Private Placement (a)                               0.500         02/15/34       1,761,375
                                                                                                                      -------------

                EMPLOYMENT SERVICES    0.5%
        3,000   Manpower, Inc.                                                                  *         08/17/21       1,961,250
                                                                                                                      -------------

                ENTERTAINMENT    0.7%
        3,000   Walt Disney Co.                                                             2.125         04/15/23       3,093,750
                                                                                                                      -------------

                ENVIRONMENTAL SERVICES    0.2%
        1,050   Allied Waste Industries, Inc.                                               4.250         04/15/34         925,312
                                                                                                                      -------------

                FOOD/BEVERAGE    0.7%
        4,000   General Mills, Inc., 144A - Private Placement (a)                               *         10/28/22       2,825,000
                                                                                                                      -------------

                HEALTH CARE EQUIPMENT    1.2%
        2,400   Advanced Medical Optics, Inc., 144A - Private Placement (a)                 2.500         07/15/24       2,640,000
        2,375   PSS World Medical, Inc., 144A - Private Placement (a)                       2.250         03/15/24       2,274,063
                                                                                                                      -------------
                                                                                                                         4,914,063
                                                                                                                      -------------

                HEALTH CARE FACILITIES    1.6%
        2,000   Community Health Systems, Inc.                                              4.250         10/15/08       2,072,500
        4,600   Lifepoint Hospital, Inc.                                                    4.500         06/01/09       4,577,000
                                                                                                                      -------------
                                                                                                                         6,649,500
                                                                                                                      -------------

                HEALTH CARE SUPPLIES    0.6%
        2,400   Fisher Scientific International, Inc.                                       3.250         03/01/24       2,589,000
                                                                                                                      -------------

                HOUSEHOLD PRODUCTS    1.1%
        4,000   Church & Dwight Co., Inc., 144A - Private Placement (a)                     5.250         08/15/33       4,710,000
                                                                                                                      -------------

                INTEGRATED TELECOMMUNICATION SERVICES    1.7%
        3,500   Centurytel, Inc., Ser K                                                     4.750         08/01/32       3,880,625
        2,000   Comverse Technology, Inc., 144A - Private Placement (a)                         *         05/15/23       2,445,000
          900   Finisar Corp., 144A - Private Placement (a)                                 2.500         10/15/10         727,875
                                                                                                                      -------------
                                                                                                                         7,053,500
                                                                                                                      -------------

                INTERNET RETAIL    0.9%
        3,840   Amazon.com, Inc.                                                            4.750         02/01/09       3,830,400
                                                                                                                      -------------

                INTERNET SOFTWARE & SERVICES    1.0%


        1,500   Safeguard Scientifics, Inc.,144A - Private Placement (a)                    2.625         03/15/24       1,061,250
        1,010   Symantec Corp.                                                              3.000         11/01/06       3,252,200
                                                                                                                      -------------
                                                                                                                         4,313,450
                                                                                                                      -------------

                MANUFACTURING    0.6%
        2,100   Actuant Corp., 144A - Private Placement (a)                                 2.000         11/15/23       2,541,000
                                                                                                                      -------------

                MOVIES & ENTERTAINMENT    0.4%
        1,800   Lions Gate Entertainment Corp., 144A - Private
                Placement (Canada) (a)                                                      2.938         10/15/24       1,809,000
                                                                                                                      -------------

                OIL & GAS EQUIPMENT & SERVICES    2.1%
        2,100   Cooper Cameron Corp.                                                        1.500         05/15/24       2,270,625
        3,900   Halliburton Co.                                                             3.125         07/15/23       4,460,625
        1,540   Maverick Tube Corp.                                                         4.000         06/15/33       2,104,025
                                                                                                                      -------------
                                                                                                                         8,835,275
                                                                                                                      -------------

                OIL & GAS EXPLORATION & PRODUCTION    1.7%
        5,470   Kerr-McGee Corp.                                                            5.250         02/15/10       5,873,413
        1,200   McMoRan Exploration Co., 144A - Private Placement (a)                       5.250         10/06/11       1,200,000
                                                                                                                      -------------
                                                                                                                         7,073,413
                                                                                                                      -------------

                PACKAGING    0.5%
        2,000   Sealed Air Corp., 144A - Private Placement (a)                              3.000         06/30/33       2,007,500
                                                                                                                      -------------

                PHARMACEUTICALS    4.1%
        2,950   Corixa Corp., 144A - Private Placement (a)                                  4.250         07/01/08       2,503,813
        3,000   IVAX Corp.                                                                  4.500         05/15/08       2,985,000
        1,200   IVAX Corp., 144A - Private Placement (a)                                    1.500         03/01/24       1,273,500
        5,000   Teva Pharmaceutical Industries, Ltd., Ser B                                 0.250         02/01/24       4,781,250
        1,120   Watson Pharmaceuticals, Inc., 144A - Private Placement (a)                  1.750         03/15/23       1,117,200
        4,500   Wyeth, 144A - Private Placement (Variable Rate Coupon) (a)                  1.360         01/15/24       4,441,995
                                                                                                                      -------------
                                                                                                                        17,102,758
                                                                                                                      -------------

                REAL ESTATE MANAGEMENT & DEVELOPMENT    1.2%
        5,000   EOP Operating LP (Variable Rate Coupon)                                     7.250         11/15/08       5,050,000
                                                                                                                      -------------

                SEMICONDUCTORS    5.8%
        4,300   Advanced Micro Devices, Inc.                                                4.750         02/01/22       4,176,375
        6,800   Atmel Corp.                                                                     *         05/23/21       3,000,500
          900   Cypress Semiconductor Corp., 144A - Private Placement (a)                   1.250         06/15/08         869,625
        3,900   Fairchild Semiconductor Corp.                                               5.000         11/01/08       3,885,375
        3,600   LSI Logic Corp., 144A - Private Placement (a)                               4.000         05/15/10       3,235,500
        1,200   Pixelworks, Inc., 144A - Private Placement (a)                              1.750         05/15/24       1,005,000
        2,100   TranSwitch Corp.                                                            5.450         09/30/07       1,722,000
        5,120   TriQuint Semiconductor, Inc.                                                4.000         03/01/07       4,953,600
        1,500   Vitesse Semiconductor Corp., 144A-Private Placement (a)                     1.500         10/01/24       1,524,375
                                                                                                                      -------------
                                                                                                                        24,372,350
                                                                                                                      -------------


                TRANSPORTATION    0.5%
        4,200   Roper Industries, Inc.                                                      1.481         01/15/34       1,953,000
                                                                                                                      -------------

                WIRELESS TELECOMMUNICATION SERVICES    2.2%
        1,480   Crown Castle International Corp.                                            4.000         07/15/10       2,393,900
        3,540   Nextel Communications                                                       5.250         01/15/10       3,544,425
        2,850   NII Holdings, Inc., 144A - Private Placement (a)                            2.875         02/01/34       3,131,438
                                                                                                                      -------------
                                                                                                                         9,069,763
                                                                                                                      -------------

TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS 53.8%                                                                 223,960,065
                                                                                                                      -------------

                FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS    6.7%
          600   Apex Silver Mines Ltd., 144A - Private Placement
                (Cayman Islands) (a)                                                        2.875         03/15/24         606,750
        4,500   Celestica, Inc., LYON (Canada)                                                  *         08/01/20       2,480,625
        3,000   Fairmont Hotels & Resorts, Inc., 144A - Private
                Placement (Canada) (a)                                                      3.750         12/01/23       3,138,750
        1,800   Flextronics International Ltd. (Singapore)                                  1.000         08/01/10       2,038,500
        3,900   Nortel Networks Corp. (Canada)                                              4.250         09/01/08       3,783,000
        7,500   Royal Caribbean Cruises, Ltd., LYON (Liberia)                                   *         02/02/21       3,993,750
        3,990   Schlumberger Ltd., Ser A (Netherlands)                                      1.500         06/01/23       4,389,000
        2,200   Tyco International Group SA, Ser A, 144A - Private
                Placement (Luxembourg) (a)                                                  2.750         01/15/18       3,093,750
        3,000   Tyco International Group SA, Ser B, 144A - Private
                Placement (Luxembourg) (a)                                                  3.125         01/15/23       4,507,500
                                                                                                                      -------------

TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS                                                                         28,031,625
                                                                                                                      -------------



DESCRIPTION                                                                                                  SHARES          VALUE
COMMON STOCKS    3.1%
BROADCASTING & CABLE TV    0.3%
                EchoStar Communications Corp., Class A (b)                                                   40,000      1,244,800
                                                                                                                      -------------

COMMUNICATIONS EQUIPMENT    0.1%
                Cisco Systems, Inc. (b)                                                                      25,000        452,500
                                                                                                                      -------------

ELECTRONIC MANUFACTURING SERVICES    0.1%
                Solectron Corp. (b)                                                                         104,739        518,458
                                                                                                                      -------------

LIFE & HEALTH INSURANCE    0.7%
                Conseco, Inc. (b)                                                                           150,000      2,649,000
                                                                                                                      -------------

OIL & GAS EQUIPMENT & SERVICES    0.3%
                Baker Hughes, Inc.                                                                           31,200      1,364,064
                                                                                                                      -------------

OIL & GAS EXPLORATION & PRODUCTION    1.3%
                Devon Energy Corp.                                                                           42,373      3,008,907
                Spinnaker Exploration Co. (b)                                                                65,000      2,277,600
                                                                                                                      -------------
                                                                                                                         5,286,507
                                                                                                                      -------------


PHARMACEUTICALS    0.3%
                Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                                          49,200      1,276,740
                                                                                                                      -------------

TOTAL COMMON STOCKS                                                                                                     12,792,069
                                                                                                                      -------------

CONVERTIBLE PREFERRED STOCKS    30.9%
ADVERTISING    0.3%
                Interpublic Group Cos., Inc., Ser A, 5.375%                                                  27,000      1,121,310
                                                                                                                      -------------

AEROSPACE & DEFENSE    3.3%
                Coltec Capital Trust, 5.250%, TIDES                                                         138,500      6,272,665
                Northrop Grumman Corp., Ser B, 7.000%                                                        56,000      7,336,000
                                                                                                                      -------------
                                                                                                                        13,608,665
                                                                                                                      -------------

AUTOMOBILE MANUFACTURERS    3.0%
                Ford Motor Co. Capital Trust II, 6.500%                                                     125,000      6,535,000
                General Motors Corp., Ser B, 5.250%                                                         124,500      2,976,795
                General Motors Corp., Ser C, 6.250%                                                         100,000      2,815,000
                                                                                                                      -------------
                                                                                                                        12,326,795
                                                                                                                      -------------

BROADCASTING & CABLE TV    0.5%
                Sinclair Broadcast Group, Ser D, 6.000%                                                      50,000      2,011,500
                                                                                                                      -------------

CONSTRUCTION & FARM MACHINERY    1.2%
                Cummins Capital Trust I, 7.000%, QUIPS                                                       61,300      5,003,613
                                                                                                                      -------------

CONSUMER FINANCE    1.0%
                Capital One Financial Corp., 6.250%, DECS                                                    80,000      4,235,200
                                                                                                                      -------------

DISTILLERS & VINTNERS    0.7%
                Constellation Brands, Inc., 5.750%                                                           90,000      2,947,500
                                                                                                                      -------------

DIVERSIFIED BANKS    0.2%
                National Australia Bank, 7.875% (Australia)                                                  17,935        608,355
                                                                                                                      -------------

DIVERSIFIED METALS & MINING    1.2%
                Arch Coal, Inc., 5.000%                                                                      42,000      3,769,500
                Phelps Dodge Corp., Ser A, 6.750%                                                             6,000      1,162,440
                                                                                                                      -------------
                                                                                                                         4,931,940
                                                                                                                      -------------

ELECTRIC UTILITIES    2.5%
                American Electric Power, Inc., 9.250%                                                        52,000      2,368,600
                DTE Energy Co., 8.750%                                                                       50,000      1,292,500
                FPL Group, Inc., 8.500%                                                                      55,000      3,129,500
                TXU Corp., 8.125%, PRIDES                                                                    70,000      3,633,700
                                                                                                                      -------------
                                                                                                                        10,424,300
                                                                                                                      -------------

ENVIRONMENTAL SERVICES    0.3%
                Allied Waste Industries, Inc., Ser C, 6.250%                                                 25,000      1,275,000
                                                                                                                      -------------

Food Retail    1.1%


                Albertsons, Inc., 7.250%                                                                    180,000      4,662,000
                                                                                                                      -------------

HEALTH CARE EQUIPMENT    1.1%
                Baxter International, Inc., 7.000%                                                           85,000      4,568,750
                                                                                                                      -------------

HOUSEWARES & SPECIALTIES    0.7%
                Newell Financial Trust I, 5.250%, QUIPS                                                      70,000      3,062,500
                                                                                                                      -------------

INTEGRATED OIL & GAS    0.6%
                Amerada Hess Corp., 7.000%, ACES                                                             32,800      2,618,096
                                                                                                                      -------------

INTEGRATED TELECOMMUNICATION SERVICES    0.9%
                Alltel Corp., 7.750%                                                                         70,600      3,654,256
                                                                                                                      -------------

LIFE & HEALTH INSURANCE    0.4%
                Conseco, Inc., Ser B, 5.500%                                                                 72,000      1,791,000
                                                                                                                      -------------

MULTI-LINE INSURANCE    1.1%
                Genworth Financial, Inc., 6.000%                                                             59,000      1,722,800
                Hartford Financial Services Group, Inc., 6.000%                                              50,000      2,969,500
                                                                                                                      -------------
                                                                                                                         4,692,300
                                                                                                                      -------------

MULTI-UTILITIES & UNREGULATED POWER    1.7%
                Aquila, Inc., 6.750%, PIES                                                                   60,000      1,836,000
                Williams Cos, Inc., 5.500%, 144A - Private Placement (a)                                     55,100      3,912,100
                Williams Cos., Inc., 9.000%, PAC                                                             84,500      1,140,750
                                                                                                                      -------------
                                                                                                                         6,888,850
                                                                                                                      -------------

OFFICE ELECTRONICS    1.1%
                Xerox Corp., Ser C, 6.250%                                                                   35,000      4,453,750
                                                                                                                      -------------

OTHER DIVERSIFIED FINANCIAL SERVICES    2.9%
                Affiliated Managers Group, Inc., 0.000% PRIDES (b)                                           90,000      2,286,450
                Citizens Utilities Trust, 5.000%                                                             13,250        768,301
                Doral Financial Corp., 4.750%, 144A - Private
                Placement (Puerto Rico) (a)                                                                  16,000      4,775,000
                Equity Securities Trust I, Class A, 6.500%                                                   50,000      1,043,500
                Prudential Financial, Inc., 6.750%                                                           48,200      3,365,324
                                                                                                                      -------------
                                                                                                                        12,238,575
                                                                                                                      -------------

PAPER PRODUCTS    0.7%
                International Paper Capital Trust, 5.250%                                                    60,000      3,045,000
                                                                                                                      -------------

PHARMACEUTICALS    0.8%
                Schering-Plough Corp., 6.000%                                                                66,000      3,522,750
                                                                                                                      -------------

PROPERTY & CASUALTY    0.9%
                Chubb Corp., 08/16/06 Series, 7.000%                                                         40,000      1,132,000
                XL Capital, Ltd., 6.500% (Cayman Islands)                                                   105,000      2,594,550
                                                                                                                      -------------
                                                                                                                         3,726,550
                                                                                                                      -------------



REINSURANCE    0.9%
                Platinum Underwriter Holdings, Ltd, 7.000% (Bermuda)                                        132,250      3,872,280
                                                                                                                      -------------

TECHNOLOGY DISTRIBUTORS    0.8%
                Agilysys, Inc., 6.750%                                                                       60,000      3,360,000
                                                                                                                      -------------

THRIFTS & MORTGAGE FINANCE    1.0%
                PMI Group, Inc., 5.875%                                                                      30,000        783,000
                Sovereign Capital Trust IV, 4.375%                                                           72,000      3,501,000
                                                                                                                      -------------
                                                                                                                         4,284,000
                                                                                                                      -------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                     128,934,835
                                                                                                                      -------------

TOTAL LONG-TERM INVESTMENTS    94.5%
   (Cost $371,664,346)                                                                                                 393,718,594

REPURCHASE AGREEMENT    4.6%

                Bank of America Securities LLC ($19,176,000 par
                collateralized by U.S. Government obligations in a
                pooled cash account, interest rate of 1.79%, dated
                09/30/04, to be sold on 10/01/04 at $19,176,953)
                (Cost $19,176,000)                                                                                      19,176,000
                                                                                                                      -------------

TOTAL INVESTMENTS    99.1%
   (Cost $390,840,346)                                                                                                 412,894,594

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                            3,623,541
                                                                                                                      -------------

NET ASSETS    100.0%                                                                                                  $416,518,135
                                                                                                                      -------------


          Percentages are calculated as a percentage of net assets.
*         Zero coupon bond
(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Non-income producing security as this stock currently does not declare dividends.
ACES      - Automatically Convertible Equity Securities
ADR       - American Depositary Receipt
DECS      - Debt Exchange for Common Stock
LYON      - Liquid Yield Option Note
PAC       - Planned Amortization Class
PIES      - Premium Income Equity Securities
PRIDES    - Preferred Redeemable Increased Dividend Equity Security, traded in shares
QUIPS     - Quarterly Income Preferred Securities
TIDES     - Term Income Deferrable Equity Securities

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004